Putnam
Diversified
Equity
Trust

ANNUAL REPORT
February 28, 1997

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "With one of the broadest charters of any Putnam stock fund, Putnam Diversified Equity Trust can invest anywhere in the world, in any type of stock. So when concerns arise in one market, we are able to maneuver into other areas we believe are more attractive -- as we did this fiscal year when valuations appeared more appealing overseas. Investors who don't have the time or inclination to preoccupy themselves with the daily ups and downs of stock markets can take comfort in the fund's actively managed trisector strategy."

                                                --  David L. King, lead manager

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

14 Portfolio holdings

24 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

Putnam Diversified Equity Trust again demonstrated the merits of a portfolio invested in virtually every sector of the global equity markets during the fiscal year ended February 28, 1997. While the fund's performance did not match that of the fastest-growing stocks, neither did it parallel that of the slowest-growing market sectors. This diversified strategy is designed to provide solid returns over the long term without the volatility often associated with more aggressive portfolios.

I am pleased to announce that after the close of the period Omid Kamshad was named to head the international equity portion of the fund's portfolio. He replaces John Storkerson, who has assumed other duties within the group. Justin Scott had been supervising the sector on an interim basis.

Before joining Putnam in 1996, Omid held investment management positions with Lombard Odier International Investment Managers, Baring International Investment, Ltd., Enskilda Asset Management, and Swiss Bank Corp. He has 11 years of investment experience.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 16, 1997




Report from the Fund Managers
David L. King, lead manager
Justin M. Scott
Charles H. Swanberg

The effectiveness of a trisector portfolio proved itself for the third year in a row as Putnam Diversified Equity Trust closed the books on fiscal 1997 with solid gains. Market forces caused domestic growth, domestic value, and foreign stocks to rotate in and out of favor during the first half of the fiscal year, but by period's end the fund's value segment -- buoyed by investors' preference for large-company stocks -- had provided the lion's share of performance.

We believe our decision this past summer to allocate all of the fund's new cash flow into the international segment, or sleeve, helped boost performance as the growth sector lagged the market. At period's end, the fund's asset allocation stood at 39.3% in foreign stocks and 60.7% in domestic stocks. On page 9 and 10 of this report, you'll find full performance details for all share classes.

* REAL ESTATE, FINANCIAL, AND TECHNOLOGY STOCKS LEAD CHARGE IN VALUE SEGMENT

Our mission in the value segment is to find stocks whose current prices do not seem to reflect the inherent value of a company's assets and future earnings potential. Often many of the holdings are experiencing positive internal change. Certain issues also may benefit from broader trends influencing an industry. Such was the case with several real estate investment trust (REIT) holdings. Institutional and individual investors' quest for attractive yield and liquidity has created a renaissance in real estate investing, positively affecting holdings such as Meditrust and Equity Residential Properties Trust.

We sold the fund's position in Simon DeBartolo at a considerable profit after the merger between Simon Properties and DeBartolo Inc. made the newly formed company the largest retail real estate firm in the United States. While these stocks and others discussed in the report were viewed favorably at the end of the fiscal period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.

The consolidation and merger activity within the banking and insurance industries played a part in the performance of several financial holdings, including H. F. Ahmanson & Company, a savings and loan that is currently making a bid for Great Western Financial. The merger between Dean Witter and Morgan Stanley lifted the stock prices of similar investment banking and financial services firms, including Salomon, Inc. -- a holding we acquired in the second half of the fiscal year.

Although technology stocks are not traditionally thought of as value driven, our research uncovered several that met our criteria for a value stock. Intel is one example. We purchased Intel in 1995, when its price dipped as a result of general concerns surrounding semiconductor stocks. Once the market began to recognize the stock's true worth and its price rebounded, the security began to behave more along the lines of a growth stock and was also purchased for the fund's growth sleeve. Upon meeting the performance objectives set by each sleeve, it was sold at a significant profit.

Two recent purchases worth highlighting include NCR (formerly National Cash Register) and Unisource, the largest paper distributor in the United States. Both are undergoing positive change as they gain their footing in the marketplace after being spun off from parent companies AT&T and Alco Standard, respectively. As more conglomerates re-engineer in order to stay competitive, further spinoff activity may occur and create worthwhile investments, and we will be watching for opportunities.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banks                                       6.8%

Finance                                     6.1%

Retail                                      5.8%

Computer software                           4.3%

Pharmaceuticals and biotechnology           4.2%

Electronics and electrical equipment        4.2%

Footnote reads:
*Based on net assets as of 2/28/97. Holdings will vary over time.

* INTERNATIONAL SECTOR BENEFITS FROM STRENGTH IN WESTERN EUROPE AND HONG KONG

Throughout Western Europe, many markets have remained in fairly strong shape despite the drag on economic growth that the European Monetary Union (EMU) convergence process is creating. In order to meet the economic standards set by the EMU by 1999, governments have to get their fiscal houses in order, reining in spending and cutting inflation. The positive side to this has been relatively low interest rates, which are compensating for decreased government spending and higher taxes. Sweden, the Netherlands, France, Switzerland, Ireland, and Germany are several countries whose markets have performed extremely well and in which the fund has substantial exposure.

The growth of a European equity culture across these markets has also contributed to their strength. Identifying a number of top-performing companies exemplifying the trend toward corporate efficiency significantly helped boost the fund's returns. Bayer, a German chemical company, is a successful shareholder-friendly firm. Elf Aquitaine SA, a French oil company now largely privatized, has implemented an ambitious restructuring program. Despite a difficult year for semiconductor stocks worldwide, SGS-Thomson is a standout among French companies in part because its products are specially designed to meet clients' needs.

The investment environment in Japan remained generally bleak throughout the period. However, several companies surfaced as attractive targets for investment, particularly multinationals with large exports that are benefiting from the downward revaluation of the yen versus the dollar. Canon and TDK are fine examples.

In marked contrast to Japan, favorable conditions existed in Hong Kong. Attitudes toward the handover of power to China later this year are surprisingly positive. Companies with close ties to the booming mainland are in great demand. Cheung Kong Holdings and Amoy Properties, two residential property holdings, appreciated sharply over the period.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Federal National Mortgage Association
Finance

Federal Home Loan Mortgage Corp.
Finance

SGS-Thomson Microelectronics ADR (France)
Semiconductors

Parametric Technology Corp.
Computer software

Officemax, Inc.
Specialty retailer

Thermo Electron Corp.
Energy-related

Starbucks Corp.
Specialty retailer

Magna International, Inc. Class A (Canada)
Automotive

USF&G Corp.
Insurance

Equity Residential Properties Trust
Real estate

Footnote reads:
These holdings represent 10.0% of the fund's net assets as of 2/28/97. Portfolio holdings will vary over time.

Emerging market exposure remains limited, with representative holdings in Mexico. Should Latin American economies get on more stable ground, we may consider further investment in select markets there.

Lastly, we protected the value of the fund's foreign investments by maintaining currency hedges on a sizable portion of the fund's European and Japanese holdings. Doing so enabled us to lock in attractive exchange rates between foreign currencies and the U.S. dollar.

* DEFENSIVE SHIFT OCCURS IN GROWTH SECTOR

Last July's stock market correction combined with concerns about a slowdown in corporate profits and the possibility of an interest-rate increase by the Federal Reserve Board. Investors reasoned that, given economic uncertainty and the market's volatility, higher-quality large and midsize companies were better positioned to deliver predictable earnings. This shift created a more value-oriented market, drawing favor away from the growth-driven companies that are the focus of the fund's growth sleeve.

Even then, we had already begun the process of repositioning assets into more defensive issues and industries to compensate for this shift in market sentiment. Weightings in health-care, financial, and consumer growth companies were increased, while exposure in technology and retail stocks was reduced. Among the sleeve's solid performers throughout the period were Johnson & Johnson, Medtronic, and Pfizer in the health-care sector. Our position in United Healthcare proved its potential by appreciating substantially a few weeks following its purchase. Strong results were also realized from MBNA Corporation, Federal National Mortgage Association, and American Express Company in the financial sector.

* GENERALLY FAVORABLE CONDITIONS SHOULD CONTINUE WORLDWIDE

We enter fiscal 1998 with the fund's portfolio modestly overweighted in foreign stocks, believing still that non-U.S. financial assets hold the most relative appeal in terms of valuation and growth prospects.

Recently we have begun to allocate the fund's new cash flow into the growth sleeve largely because valuations have come down from their lofty peaks of years ago and growth stocks seem poised for greater relative strength in the months ahead. As always, individual stock selection will be the key in the quest for superior performance in all three of the fund's stock segments.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/97, there is no guarantee the fund will continue to hold these securities in the future. Investing in non-U.S. securities may be subject to certain risks associated with currency fluctuations, economic instability, and political developments.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Diversified Equity Trust is designed for investors seeking capital appreciation through a diversified portfolio consisting primarily of domestic growth, domestic value, and international stocks.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 2/28/97

                                Class A        Class B          Class M
(inception date)                (7/1/94)       (7/1/94)         (7/3/95)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                      16.92%  10.21%  16.19%  11.19%  16.51%  12.43%
------------------------------------------------------------------------------
Life of class               58.97   49.80   56.80   53.80   37.42   32.67
Annual average              18.96   16.34   18.35    17.5   21.11   18.56
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/97
                                           Standard
                                           & Poor's    MSCI
                                           500 Index   EAFE
------------------------------------------------------------------------------
1 year                                      26.15%    3.24%
------------------------------------------------------------------------------
Life of class A
and class B                                 89.86    14.60
Annual average                              27.18     5.24
------------------------------------------------------------------------------
Life of class M                             50.65    12.73
Annual average                              27.86     7.45
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT
Cumulative total return of a $10,000 investment since 7/1/94

Starting value                   (Insert ending Total)

$9,425       Fund's class A shares at POP     $14,980
$10,000                     S&P 500 Index     $18,986
$10,000         Morgan Stanley EAFE Index     $11,460

(plot points for total return mountain chart)

                                                Morgan Stanley
                                       S&P 500      EAFE
Date/year                Fund at POP    Index      Index

06/30/94 To 12/31/94           9,646    10,486      9,908
12/31/94 To 12/31/95          12,429    14,421     11,018
12/31/95 To 12/31/96          14,487    17,731     11,685
12/31/96 To 02/28/97          14,980    18,986     11,460

Footnote reads:
Past performance is no assurance of future results. A $10,000 investment in the fund's class B shares at inception on 7/1/94 would have been valued at $15,680 on 2/28/97 ($15,380 with a redemption at the end of the period). A $10,000 investment in the fund's class M shares at inception on 7/3/95 would have been valued at $13,742 at net asset value on 2/28/97 $13,267 at public offering price.


PRICE AND DISTRIBUTION INFORMATION
12 months ended 2/28/97

                             Class A    Class B   Class M
------------------------------------------------------------------------------
Distributions (number)          1         1         1
------------------------------------------------------------------------------
Income                       $0.173    $0.119    $0.169
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                     0.602     0.602     0.602
------------------------------------------------------------------------------
Short-term                    0.225     0.225     0.225
------------------------------------------------------------------------------
Total                        $1.000    $0.946    $0.996
------------------------------------------------------------------------------
Share value:              NAV     POP    NAV     NAV     POP
------------------------------------------------------------------------------
2/29/96                 $11.02  $11.69  $10.97  $11.01  $11.41
------------------------------------------------------------------------------
2/28/97                  11.85   12.57   11.77   11.80   12.23
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 3/31/97
(most recent calendar quarter)

                                Class A        Class B         Class M
(inception date)              (7/1/94)        (7/1/94)        (7/3/95)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
1 year                      10.55%   4.20%   9.93%   4.93%  10.16%   6.30%
------------------------------------------------------------------------------
Life of class               54.27   45.38   52.14   49.14   33.35   28.73
Annual average              17.08   14.58   16.48   15.64   17.87   15.52
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.



TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of common stocks whose performance assumes reinvestment of all distributions. It is frequently used as a general measure of stock market performance

Europe, Australia, and Far East (EAFE)* component of Morgan Stanley Capital International (MSCI) World Index is an unmanaged list of approximately 1,045 equity securities originating in 18 countries listed on the stock exchanges of Europe, Australia, and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. Because the fund is a managed portfolio investing in a wide variety of foreign securities, the securities it owns will not match those in the index.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.



Report of independent accountants

To the Trustees and Shareholders of
Putnam Diversified Equity Trust

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Diversified Equity Trust (the "fund") at February 28, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at February 28, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
April 14, 1997



Portfolio of investments owned
February 28, 1997

COMMON STOCKS (93.9%) *
NUMBER OF SHARES                                                                                    VALUE

Advertising (0.4%)
---------------------------------------------------------------------------------------------------------
        41,025   Omnicom Group, Inc.                                                          $ 2,035,866

Aerospace and Defense (0.7%)
---------------------------------------------------------------------------------------------------------
        39,200   Northrop Grumman Corp.                                                         2,846,900
        18,800   Smiths Industries PLC (United Kingdom)                                           235,895
                                                                                           --------------
                                                                                                3,082,795

Airlines (1.1%)
---------------------------------------------------------------------------------------------------------
        39,200   Delta Air Lines, Inc.                                                          3,155,590
        24,150   K.L.M.-Royal Dutch Airlines (Netherlands)                                        739,908
        55,000   Singapore Airlines Ltd. (Singapore)                                              486,486
        92,000   Swire Pacific Ltd. Class A (Hong Kong)                                           790,133
                                                                                           --------------
                                                                                                5,172,117

Apparel (0.3%)
---------------------------------------------------------------------------------------------------------
        21,400   Gucci Group (Netherlands)                                                      1,382,975

Appliances (1.1%)
---------------------------------------------------------------------------------------------------------
        25,660   Electrolux AB (Sweden)                                                         1,603,323
        65,300   Whirlpool Corp.                                                                3,297,650
                                                                                           --------------
                                                                                                4,900,973

Automotive (2.4%)
---------------------------------------------------------------------------------------------------------
        15,500   Autoliv AB (Sweden)                                                              704,170
         3,600   Bayerische Motoren Werke (BMW) AG (Germany)                                    2,421,745
        53,600   General Motors Corp.                                                           3,102,100
        71,700   Magna International, Inc. Class A (Canada)                                     3,764,250
         5,000   Peugeot Citroen S.A. (France)                                                    552,196
                                                                                           --------------
                                                                                               10,544,461

Banks (6.8%)
---------------------------------------------------------------------------------------------------------
        72,600   Ahmanson (H.F.) & Co.                                                          2,985,675
       307,829   Allied Irish Banks PLC (Ireland)                                               2,200,757
           810   Baer Holdings AG (Switzerland)                                                   886,332
        23,990   Banco de Bilbao Vizcaya (Spain)                                                1,414,624
       144,296   Bank of Ireland (Ireland)                                                      1,467,535
        39,200   Bankers Trust New York Corp. [UPSIDE DOWN DELTA]                               3,557,400
        72,761   Barclays Bank PLC (United Kingdom)                                             1,314,068
        76,100   Commonwealth Bank of Australia (Australia)                                       759,213
        44,000   Commonwealth Bank of Australia
                   Installment Shares (Australia)                                                 291,047
       179,000   Dao Heng Bank Group Ltd. (Hong Kong)                                             920,083
        40,000   Development Bank of Singapore Ltd. (Singapore)                                   530,713
        57,200   Fleet Financial Group, Inc.                                                    3,489,200
       206,300   Guoco Group Ltd. (Hong Kong)                                                   1,156,324
       114,779   HSBC Holdings PLC (Hong Kong)                                                  2,801,657
        45,000   Malayan Banking Berhad (Malaysia)                                                535,067
        63,300   Summit Bancorp                                                                 3,022,575
        56,000   United Overseas Bank Ltd. (Singapore)                                            636,855
        11,000   Washington Mutual, Inc.                                                          581,625
       325,000   Westpac Banking Corp. (Australia)                                              1,846,280
                                                                                           --------------
                                                                                               30,397,030

Basic Industrial Products (0.6%)
---------------------------------------------------------------------------------------------------------
           113   Asahi Diamond Industrial Co., Ltd. (Japan)                                           960
       132,000   Mitsui Fudoscan Co., Ltd. (Japan)                                                983,154
         2,300   Rieter Holding AG (Switzerland)                                                  678,305
        19,106   Sommer Allibert (France)                                                         579,426
       400,000   Varitronix International Ltd. (Hong Kong)                                        661,242
                                                                                           --------------
                                                                                                2,903,087

Broadcasting (0.5%)
---------------------------------------------------------------------------------------------------------
        39,600   Clear Channel Communications, Inc. +                                           1,895,850
        12,200   Evergreen Media Corp. Class A +                                                  366,000
         1,600   Univision Communications Inc. Class A +                                           52,800
                                                                                           --------------
                                                                                                2,314,650

Building and Construction (0.1%)
---------------------------------------------------------------------------------------------------------
        22,033   Castle & Cooke, Inc. +                                                           352,528
           400   JGC Corp. (Japan)                                                                  2,296
           770   Taihei Dengyo Corp. Ltd. (Japan)                                                   5,883
                                                                                           --------------
                                                                                                  360,707

Building Products (1.3%)
---------------------------------------------------------------------------------------------------------
       224,667   CRH PLC (Ireland)                                                              2,320,473
        33,800   Lafarge Coppee (France)                                                        2,115,277
       305,900   Pioneer International Ltd. (Australia)                                           911,737
        57,200   Sungei Way Holdings Berhad (Malaysia)                                            165,998
        29,500   Tarkett AG (Germany) +                                                           524,072
                                                                                           --------------
                                                                                                6,037,557

Business Services (3.4%)
---------------------------------------------------------------------------------------------------------
        62,460   Airgas, Inc. +                                                                 1,202,355
         2,400   APAC Teleservices, Inc. +                                                         71,400
        15,903   Corestaff, Inc. +                                                                375,708
        93,175   Corporate Express, Inc. +                                                      1,747,031
        78,000   Dai Nippon Printing Co., Ltd. (Japan)                                          1,306,173
        37,735   Gartner Group Inc. Class A +                                                     999,978
        45,455   Interpublic Group Cos. Inc.                                                    2,278,432
        22,400   Metromedia International Group, Inc. +                                           222,600
        46,136   Robert Half International, Inc. +                                              1,920,411
       172,850   Securicor PLC (United Kingdom)                                                   879,644
           500   Societe Generale de Surveillance Holdings S.A. (Switzerland)                   1,135,593
       142,852   Unisource Worldwide, Inc.                                                      3,071,318
                                                                                           --------------
                                                                                               15,210,643

Chemicals (2.9%)
---------------------------------------------------------------------------------------------------------
        11,200   Akzo-Nobel N.V. (Netherlands)                                                  1,612,550
        74,000   Bayer AG ADR (Germany)                                                         3,122,224
        63,300   Hercules, Inc.                                                                 2,943,450
       101,000   KAO Corp. (Japan)                                                              1,110,722
        35,000   Minnesota Mining & Manufacturing Co.                                           3,220,000
        90,000   Sekisui Chemical Co. Ltd. (Japan)                                                937,266
                                                                                           --------------
                                                                                               12,946,212

Combined Utilities (0.5%)
---------------------------------------------------------------------------------------------------------
        42,300   Veba (Vereinigte Elektrizitaets Bergwerks) AG (Germany) +                      2,419,719

Computers (2.5%)
---------------------------------------------------------------------------------------------------------
        52,900   EMC Corp. +                                                                    1,904,400
        59,500   Hewlett-Packard Co.                                                            3,332,000
        21,600   IBM Corp.                                                                      3,105,000
        86,500   NCR Corp. +                                                                    2,854,500
                                                                                           --------------
                                                                                               11,195,900

Computer Services (1.1%)
---------------------------------------------------------------------------------------------------------
        19,945   America Online, Inc. +                                                           747,938
        45,592   Getronics Electric N.V. (Netherlands)                                          1,488,052
        23,848   Keane, Inc. +                                                                    840,642
        48,901   Sterling Commerce, Inc. +                                                      1,418,129
        19,492   Vanstar Corp. +                                                                  268,015
                                                                                           --------------
                                                                                                4,762,776

Computer Software (4.3%)
---------------------------------------------------------------------------------------------------------
        28,519   BMC Software, Inc. +                                                           1,220,970
        12,900   Cadence Design Systems, Inc. +                                                   475,688
        75,797   Computer Associates Intl., Inc.                                                3,297,170
        45,463   Electronic Arts, Inc. +                                                        1,420,719
        47,814   Electronics for Imaging, Inc. +                                                1,840,839
       190,000   JBA Holdings PLC (United Kingdom)                                              2,258,730
        33,174   Microsoft Corp. +                                                              3,234,465
        89,975   Parametric Technology Corp. +                                                  5,072,341
        15,320   Rational Software Corp. +                                                        396,405
                                                                                           --------------
                                                                                               19,217,327

Conglomerates (2.3%)
---------------------------------------------------------------------------------------------------------
        49,100   General Motors Corp. Class H                                                   2,896,900
       137,000   Hutchison Whampoa, Ltd. (Hong Kong)                                            1,043,911
       155,600   Ogden Corp.                                                                    3,170,350
         8,000   Preussag AG (Germany)                                                          2,053,651
       208,143   Tomkins PLC (United Kingdom)                                                     960,954
                                                                                           --------------
                                                                                               10,125,766

Consumer Products (0.4%)
---------------------------------------------------------------------------------------------------------
         8,205   Unilever N.V. (Netherlands)                                                    1,562,734

Cosmetics (0.1%)
---------------------------------------------------------------------------------------------------------
        22,705   Thermolase Corp. +                                                               298,003

Education Services (0.2%)
---------------------------------------------------------------------------------------------------------
         9,699   Apollo Group, Inc. Class A +                                                     261,873
        26,176   DeVRY, Inc. +                                                                    520,248
                                                                                           --------------
                                                                                                  782,121

Electric Utilities (1.5%)
---------------------------------------------------------------------------------------------------------
        23,300   Calenergy, Inc. +                                                                777,638
       107,000   Hong Kong Electric Holdings Ltd. (Hong Kong)                                     370,347
       140,700   Long Island Lighting Co.                                                       3,236,100
        38,100   Northeast Utilities Co.                                                          395,288
       318,606   Scottish Power PLC (United Kingdom)                                            1,821,163
                                                                                           --------------
                                                                                                6,600,536

Electronics and Electrical Equipment (4.2%)
---------------------------------------------------------------------------------------------------------
        33,745   Applied Materials, Inc. +                                                      1,708,341
           985   BBC Brown Boveri & Cie AG (Switzerland)                                        1,119,227
        15,000   Futaba Corp. (Japan)                                                             612,347
       319,400   General Electric Co. PLC (United Kingdom)                                      1,937,532
        25,600   Hirose Electric Co. Ltd. (Japan)                                               1,441,773
        20,500   Murata Manufacturing Co., Ltd. (Japan)                                           722,444
       148,000   NEC Corp. (Japan)                                                              1,726,235
        58,000   Nippondenso Co., Ltd. (Japan)                                                  1,121,053
        44,000   Omron Corp. (Japan)                                                              696,493
        47,000   Philips Electronics N.V. (Netherlands)                                         2,120,394
        95,000   SAES Getters S.P.A. ADR (Italy) +                                              1,056,875
        81,000   Sharp Corp. (Japan)                                                            1,018,995
        31,000   TDK Corp. (Japan)                                                              2,086,812
        36,948   Thermo Instrument Systems, Inc. +                                              1,256,232
                                                                                           --------------
                                                                                               18,624,753

Energy-Related (1.7%)
---------------------------------------------------------------------------------------------------------
        26,480   IHC Caland N.V. (Netherlands)                                                  1,472,040
       121,960   Thermo Electron Corp. +                                                        4,161,885
        13,754   VA Technologies AG (Austria)                                                   2,076,366
                                                                                           --------------
                                                                                                7,710,291

Environmental Control (0.4%)
---------------------------------------------------------------------------------------------------------
        53,029   Republic Industries, Inc. +                                                    1,882,530

Finance (6.1%)
---------------------------------------------------------------------------------------------------------
        32,900   ABN AMRO Holding N.V. (Netherlands)                                            2,360,639
        29,290   American Express Co.                                                           1,914,834
        46,600   Beneficial Corp.                                                               3,221,225
         8,600   Cetelem Group (France) +                                                       1,064,353
        21,500   Credit Locale de France S.A. (France)                                          2,144,535
       178,384   Federal Home Loan Mortgage Corp.                                               5,306,924
       139,167   Federal National Mortgage Association                                          5,566,680
        21,500   Household International, Inc.                                                  2,082,813
        77,387   MBNA Corp.                                                                     2,476,368
        20,875   TCF Financial Corp.                                                              947,203
                                                                                           --------------
                                                                                               27,085,574

Financial Services (1.1%)
---------------------------------------------------------------------------------------------------------
        23,962   Countrywide Credit Industries, Inc.                                              697,893
         7,600   Franklin Resources, Inc.                                                         444,600
        64,500   Salomon, Inc.                                                                  3,587,813
                                                                                           --------------
                                                                                                4,730,306

Food and Beverages (3.7%)
---------------------------------------------------------------------------------------------------------
       170,635   Archer Daniels Midland Co.                                                     3,156,748
        14,900   Danisco A/S (Denmark)                                                            902,119
        78,800   Dole Food Co.                                                                  3,014,100
     1,211,000   Goodman Fielder Ltd. ADR (Australia)                                           1,470,144
       220,658   Greencore Group PLC (Ireland) +                                                1,336,727
         1,915   Nestle S.A. (Switzerland)                                                      2,085,078
        27,800   Panamerican Beverages, Inc. Class A (Mexico)                                   1,567,225
       125,000   Whitman Corp.                                                                  2,937,500
                                                                                           --------------
                                                                                               16,469,641

HMOs (0.2%)
---------------------------------------------------------------------------------------------------------
        18,513   United Healthcare Corp.                                                          923,336

Health Care Services (0.8%)
---------------------------------------------------------------------------------------------------------
        28,343   Cardinal Health, Inc.                                                          1,743,095
        45,675   Healthsouth Rehabilitation Corp. +                                             1,838,419
                                                                                           --------------
                                                                                                3,581,514

Household Products (0.4%)
---------------------------------------------------------------------------------------------------------
        49,825   Blyth Industries, Inc. +                                                       1,631,769

Insurance (3.3%)
---------------------------------------------------------------------------------------------------------
        30,727   Aegon N.V. (Netherlands)                                                       2,036,497
        57,996   Internationale Nederlanden Groep (Netherlands)                                 2,244,002
        70,600   Jardine Matheson Holdings Ltd. (Singapore)                                       427,130
       140,000   Malaysian Assurance Alliance (Malaysia)                                          880,290
        15,000   Mapfre Vida Seguros (Spain)                                                      944,173
       150,000   QBE Insurance Group Ltd. (Australia)                                             752,909
        57,000   Skandia Forsakrings AB (Sweden)                                                1,731,415
         1,750   Swiss Reinsurance Co. (Switzerland)                                            1,790,339
       166,900   USF&G Corp.                                                                    3,755,250
                                                                                           --------------
                                                                                               14,562,005

Leisure (0.5%)
---------------------------------------------------------------------------------------------------------
        46,118   Adidas AG 144A ADS (Germany)                                                   2,196,370

Machinery (0.6%)
---------------------------------------------------------------------------------------------------------
        60,000   Daikin Industries Ltd. (Japan)                                                   472,882
        76,850   Sandvik AB Class B, (Sweden)                                                   1,878,760
       101,795   Weir Group PLC (The) (United Kingdom)                                            347,295
                                                                                           --------------
                                                                                                2,698,937

Medical Management Services (0.4%)
---------------------------------------------------------------------------------------------------------
        15,043   Pediatrix Medical Group, Inc. +                                                  564,113
        45,927   Phycor, Inc. +                                                                 1,395,033
                                                                                           --------------
                                                                                                1,959,146

Medical Supplies and Devices (2.7%)
---------------------------------------------------------------------------------------------------------
        20,850   Boston Scientific Corp. +                                                      1,381,313
        61,891   Johnson & Johnson                                                              3,566,469
        14,058   Medtronic, Inc.                                                                  910,256
        34,984   Shared Medical Systems Corp.                                                   1,911,001
       102,230   Stryker Corp.                                                                  2,964,670
        34,587   Thermo Cardiosystems, Inc. +                                                     968,436
        11,500   Thermotrex Corp. +                                                               307,625
           980   Trex Medical Corp. +                                                              12,373
                                                                                           --------------
                                                                                               12,022,143

Metals and Mining (1.0%)
---------------------------------------------------------------------------------------------------------
        92,244   Freeport-McMoRan Copper & Gold Co., Inc. Class B                               3,136,296
       101,200   RTZ Corp. PLC (United Kingdom)                                                 1,545,039
                                                                                           --------------
                                                                                                4,681,335

Networking Equipment (0.4%)
---------------------------------------------------------------------------------------------------------
        59,088   Cabletron Systems, Inc. +                                                      1,772,640

Office Equipment (0.7%)
---------------------------------------------------------------------------------------------------------
        28,084   Ikon Office Solutions, Inc.                                                    1,158,465
        77,016   Viking Office Products, Inc. +                                                 1,819,503
                                                                                           --------------
                                                                                                2,977,968

Oil and Gas (4.1%)
---------------------------------------------------------------------------------------------------------
        38,000   Amoco Corp.                                                                    3,211,000
       148,589   British Petroleum Co. PLC (United Kingdom)                                     1,644,235
         3,500   British Petroleum Co. PLC ADR (United Kingdom)                                   463,313
       101,900   Burmah Oil PLC (United Kingdom)                                                1,715,033
       335,100   Ente Nazionale Idrocarburi SPA (ENI) (Italy)                                   1,652,734
       125,000   Occidental Petroleum Corp.                                                     3,187,500
       103,500   Shell Transportation & Trading (United Kingdom)                                1,757,131
        25,129   Elf Aquitaine SA (France)                                                      2,400,790
        28,300   Total S.A. Class B (France)                                                    2,254,773
                                                                                           --------------
                                                                                               18,286,509

Paper and Forest Products (0.4%)
---------------------------------------------------------------------------------------------------------
        72,200   Svenska Cellulosa AB Class B (Sweden)                                          1,601,559

Pharmaceuticals and Biotechnology (4.2%)
---------------------------------------------------------------------------------------------------------
         1,500   Altana AG (Germany)                                                            1,270,208
        40,000   Astra B (Sweden)                                                               1,870,504
        19,441   Merck & Co., Inc.                                                              1,788,572
         2,133   Novartis AG + (Switzerland)                                                    2,438,127
         2,133   Novartis AG Rights expiration date 3/12/97 + (Switzerland)                       135,211
        32,673   Pfizer, Inc.                                                                   2,993,664
        75,100   Pharmacia & Upjohn, Inc.                                                       2,769,313
        55,600   Pharmacia & Upjohn, Inc. ADS (Sweden)                                          2,055,556
        67,000   Sankyo Co., Ltd. (Japan)                                                       1,875,530
        30,000   Santen Pharmaceutical (Japan)                                                    599,850
        40,000   Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                      839,790
                                                                                           --------------
                                                                                               18,636,325

Photography (1.2%)
---------------------------------------------------------------------------------------------------------
       120,000   Canon, Inc. (Japan)                                                            2,519,370
        67,600   Polaroid Corp.                                                                 2,856,100
                                                                                           --------------
                                                                                                5,375,470

Publishing (0.8%)
---------------------------------------------------------------------------------------------------------
        65,800   Times Mirror Co. Class A                                                       3,388,700

Railroads (0.6%)
---------------------------------------------------------------------------------------------------------
           236   East Japan Railway Co. (Japan)                                                 1,010,614
        40,397   Wisconsin Central Transportation Corp. +                                       1,449,242
                                                                                           --------------
                                                                                                2,459,856

Real Estate (3.1%)
---------------------------------------------------------------------------------------------------------
       556,000   Amoy Properties Ltd. (Hong Kong)                                                 664,213
        88,900   Beacon Properties Corp.                                                        3,167,063
       224,000   Cheung Kong Holdings Ltd. (Hong Kong)                                          2,140,772
        81,900   Equity Residential Properties Trust (R)                                        3,705,975
       257,000   Hong Kong Land Holdings Ltd. (Hong Kong)                                         732,450
        83,300   Meditrust Corp. (R)                                                            3,207,050
                                                                                           --------------
                                                                                               13,617,523

Retail (5.8%)
---------------------------------------------------------------------------------------------------------
         1,640   Boise Cascade Office Products +                                                   36,285
        36,405   CompUSA, Inc. +                                                                  728,100
       108,206   Costco Companies, Inc. +                                                       2,772,779
        44,000   Cycle & Carriage Ltd. (Singapore)                                                463,320
        83,300   Dayton Hudson Corp.                                                            3,498,600
        28,000   Ito-Yokado Co., Ltd. (Japan)                                                   1,278,347
       273,400   Kmart Corp.                                                                    3,417,500
        20,172   Kohls Corp. +                                                                    927,912
        98,471   Lowe's Cos., Inc.                                                              3,594,192
       347,061   Officemax, Inc. +                                                              4,164,732
       116,923   Starbucks Corp. +                                                              3,931,536
        28,000   Vendex International N.V. (Netherlands)                                        1,292,693
                                                                                           --------------
                                                                                               26,105,996

Satellite Services (0.2%)
---------------------------------------------------------------------------------------------------------
        28,550   PanAmSat Corp. +                                                                 827,950

Semiconductors (2.5%)
---------------------------------------------------------------------------------------------------------
        32,605   Analog Devices Inc. +                                                            758,066
        52,892   Linear Technology Corp.                                                        2,406,586
        61,450   Maxim Integrated Products Inc. +                                               3,049,456
        77,213   SGS-Thomson Microelectronics ADR (France) +                                    5,096,058
                                                                                           --------------
                                                                                               11,310,166

Specialty Consumer Products (0.1%)
---------------------------------------------------------------------------------------------------------
        17,285   Fastenal Co.                                                                     626,581

Telecommunication (0.2%)
---------------------------------------------------------------------------------------------------------
        72,064   NEXTEL Communications, Inc. Class A +                                          1,026,912

Telecommunication Equipment (1.0%)
---------------------------------------------------------------------------------------------------------
        13,700   Northern Telecom Ltd. (Canada)                                                   985,226
         7,400   Nokia AB Class A + (Finland)                                                     446,324
        73,000   Telefonaktiebolaget LM Ericsson Class B (Sweden)                               2,319,544
        15,551   Tellabs, Inc. +                                                                  620,096
                                                                                           --------------
                                                                                                4,371,190

Telephone Services (2.8%)
---------------------------------------------------------------------------------------------------------
        56,900   Deutsche Telekom AG (Germany) +                                                1,095,073
        27,900   Deutsche Telekom AG ADR (Germany) +                                              540,563
           163   Nippon Telegraph and Telephone Corp. (Japan)                                   1,166,517
        64,100   Portugal Telecom S.A. + (Portugal)                                             2,248,029
        47,000   Royal PTT (United Kingdom)                                                     1,682,459
        69,000   Sprint Corp.                                                                   3,139,500
       571,926   Vodafone Group PLC (United Kingdom)                                            2,714,977
                                                                                           --------------
                                                                                               12,587,118

Telephone Utilities (0.8%)
---------------------------------------------------------------------------------------------------------
       180,000   Hong Kong Telecommunications Ltd. (Hong Kong)                                    310,345
        92,000   US West, Inc.                                                                  3,312,000
                                                                                           --------------
                                                                                                3,622,345

Textiles (0.1%)
---------------------------------------------------------------------------------------------------------
        44,000   Onward Kashiyama Co., Ltd. (Japan)                                               542,531

Tire and Rubber (0.8%)
---------------------------------------------------------------------------------------------------------
        86,000   Bridgestone Corp. (Japan)                                                      1,547,613
        34,900   Michelin Corp. Class B (France)                                                2,182,894
                                                                                           --------------
                                                                                                3,730,507

Tobacco (2.1%)
---------------------------------------------------------------------------------------------------------
       282,409   B A T Industries PLC (United Kingdom)                                          2,469,679
       148,000   Dimon Inc.                                                                     3,478,000
        91,000   RJR Nabisco Holdings Corp.                                                     3,332,875
                                                                                           --------------
                                                                                                9,280,554

Transportation (0.1%)
---------------------------------------------------------------------------------------------------------
        50,500   Yamato Transport Co., Ltd. (Japan)                                               500,666

Water Utilities (0.3%)
---------------------------------------------------------------------------------------------------------
        50,000   Kurita Water Industries Ltd. (Japan)                                           1,062,234
        28,558   North West Water Group PLC (United Kingdom)                                      310,432
                                                                                           --------------
                                                                                                1,372,666
                                                                                           --------------
                 Total Common Stocks (cost $355,460,468)                                   $  419,035,337

SHORT-TERM INVESTMENTS (4.8%) * (cost $21,504,201)
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
  $ 21,501,000   Interest in $594,385,000 joint repurchase agreement
                   dated February 28,1997 with Morgan (J.P.) & Co., Inc.
                   due March 3, 1997 with respect to various U.S. Treasury
                   obligations -- maturity value of $21,510,604 for an
                   effective yield of 5.36%                                                  $ 21,504,201
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $376,964,669) ***                                   $440,539,538
---------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $446,212,258.

*** The aggregate identified cost on a tax basis is $378,053,461, resulting in gross unrealized appreciation and depreciation of $73,139,918 and $10,653,841, respectively, or net unrealized appreciation of
    $62,486,077.

+   Non-income-producing security.

[UPSIDE DOWN DELTA] This entity provides subcustodian services to the fund.

(R) Real Estate Investment Trust.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or ADS after the name of a foreign holding stands for American Depository Receipts or American Depository
Shares, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

Diversification by Country

Distribution of investments by country of issue at February 28, 1997:
(as percentage of Market Value)

Australia          1.7%
Canada             1.1
France             4.2
Germany            3.6
Hong Kong          2.6
Ireland            1.7
Japan              6.2
Netherlands        4.2
Sweden             3.1
Switzerland        2.3
United Kingdom     5.5
United States     60.7
Other              3.1
            ----------
Total            100.0%


----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at February 28, 1997
(aggregate face value $48,618,696)
                                  Market     Aggregate Face    Delivery      Unrealized
                                   Value          Value          Date       Appreciation
----------------------------------------------------------------------------------------
Deutschemarks                   $ 5,453,934    $ 6,153,743     5/12/97        $  699,809
Dutch Guilders                   11,709,533     12,693,111     5/12/97           983,578
French Francs                    11,217,639     12,463,164     5/12/97         1,245,525
Japanese Yen                     10,555,041     10,969,288     5/12/97           414,247
Swiss Francs                      6,133,025      6,339,390     5/12/97           206,365
----------------------------------------------------------------------------------------
                                                                              $3,549,524
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $376,964,669) (Note 1)            $440,539,538
---------------------------------------------------------------------------------------------------
Cash                                                                                        720,180
---------------------------------------------------------------------------------------------------
Foreign currency (cost $111,400)                                                            113,263
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                           671,922
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,288,665
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                            3,223,400
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                            3,549,524
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                   48,586
---------------------------------------------------------------------------------------------------
Total assets                                                                            450,155,078

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          1,852,958
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  577,490
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                743,242
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  174,950
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 7,664
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  1,357
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      317,698
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                   98,304
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                61,376
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      107,781
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         3,942,820
---------------------------------------------------------------------------------------------------
Net assets                                                                             $446,212,258

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $371,634,582
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                (1,420,285)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions (Note 1)                                                            8,875,045
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                        67,122,916
---------------------------------------------------------------------------------------------------
Total - Representing net assets applicable to
capital shares outstanding                                                             $446,212,258

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($199,305,088 divided by 16,824,164 shares)                                                  $11.85
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.85)*                                      $12.57
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($232,116,518 divided by 19,719,313 shares)**                                                $11.77
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($14,790,652 divided by 1,253,464 shares)                                                    $11.80
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.80)*                                      $12.23
---------------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended February 28, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $243,944)                                             $ 6,433,660
--------------------------------------------------------------------------------------------------
Interest                                                                                   519,068
--------------------------------------------------------------------------------------------------
Total investment income                                                                  6,952,728

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         2,619,329
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             924,720
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           23,170
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             8,368
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      706,636
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    1,934,055
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       67,945
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                              19,545
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     40,024
--------------------------------------------------------------------------------------------------
Registration fees                                                                           38,518
--------------------------------------------------------------------------------------------------
Auditing                                                                                    39,381
--------------------------------------------------------------------------------------------------
Legal                                                                                       11,641
--------------------------------------------------------------------------------------------------
Postage                                                                                     65,110
--------------------------------------------------------------------------------------------------
Other                                                                                       22,331
--------------------------------------------------------------------------------------------------
Total expenses                                                                           6,520,773
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (160,904)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             6,359,869
--------------------------------------------------------------------------------------------------
Net investment income                                                                      592,859
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        28,885,567
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                              2,532,104
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of  assets and liabilities in
foreign currencies during the year (Note 1)                                              3,286,383
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                              21,420,792
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 56,124,846
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $56,717,705
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                         Year ended         Year ended
                                                                                        February 28        February 29
                                                                                               1997               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $    592,859       $    765,771
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                    31,417,671         18,560,324
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                             24,707,175         40,491,651
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     56,717,705         59,817,746
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                                (1,842,478)          (986,988)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                (1,471,953)          (601,270)
----------------------------------------------------------------------------------------------------------------------
  Class M                                                                                  (117,302)           (14,412)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
  Class A                                                                               (12,456,981)        (4,664,117)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                               (14,387,126)        (4,643,058)
----------------------------------------------------------------------------------------------------------------------
  Class M                                                                                  (811,724)           (74,702)
----------------------------------------------------------------------------------------------------------------------
In excess of net investment income
Class A                                                                                    (762,542)                --
----------------------------------------------------------------------------------------------------------------------
  Class B                                                                                  (609,195)                --
----------------------------------------------------------------------------------------------------------------------
  Class M                                                                                   (48,548)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                       124,909,360         79,148,512
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            149,119,216        127,981,711

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of year                                                                       297,093,042        169,111,331
----------------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of
net investment income of $1,420,285 and undistributed
net investment income of $798,013)                                                     $446,212,258       $297,093,042
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------------
                                                                                         For the Period
Per-share                                               Year ended         Year ended      July 1, 1994+
operating performance                                      Feb. 28            Feb. 29        to Feb. 28
-----------------------------------------------------------------------------------------------------------
                                                              1997               1996              1995
-----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                         $11.02              $8.83             $8.50
-----------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------
Net investment income                                          .06(d)            .06               .03(d)
-----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                           1.77               2.60               .32
-----------------------------------------------------------------------------------------------------------
Total from
investment operations                                         1.83               2.66               .35
-----------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------
From net
investment income                                             (.12)              (.08)               --
-----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                (.83)              (.39)               --
-----------------------------------------------------------------------------------------------------------
In excess of net
investment income                                             (.05)                --                --
-----------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                                    --                 --              (.02)
-----------------------------------------------------------------------------------------------------------
Total distributions                                          (1.00)              (.47)             (.02)
-----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                               $11.85             $11.02             $8.83
-----------------------------------------------------------------------------------------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                    16.92              30.58              4.13*
-----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                            $199,305           $142,513           $93,144
-----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                     1.43               1.56              1.12*
-----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                      .48                .60               .37*
-----------------------------------------------------------------------------------------------------------
Portfolio Turnover (%)                                       82.07              72.00             46.52*
-----------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                               $.0439
-----------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended February 29, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios these amounts (Note 2).

(c) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------------
                                                                                        For the Period
Per-share                                              Year ended        Year ended       July 1, 1994+
operating performance                                     Feb. 28           Feb. 29         to Feb. 28
----------------------------------------------------------------------------------------------------------
                                                             1997              1996               1995
----------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                        $10.97             $8.80              $8.50
----------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------
Net investment income                                        (.01)(d)           .01                 --(d)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                          1.76              2.60                .32
----------------------------------------------------------------------------------------------------------
Total from
investment operations                                        1.75              2.61                .32
----------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------
From net
investment income (loss)                                     (.09)             (.05)                --
----------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                               (.83)             (.39)                --
----------------------------------------------------------------------------------------------------------
In excess of net
investment income                                            (.03)               --                 --
----------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                                   --                --               (.02)
----------------------------------------------------------------------------------------------------------
Total distributions                                          (.95)             (.44)              (.02)
----------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                              $11.77            $10.97              $8.80
----------------------------------------------------------------------------------------------------------
Ratios and supplemental data
----------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                   16.19             30.05               3.77*
----------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                           $232,117          $150,679            $75,998
----------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                    2.02              2.09               1.45*
----------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                    (.12)              .05                .05*
----------------------------------------------------------------------------------------------------------
Portfolio Turnover (%)                                      82.07             72.00              46.52*
----------------------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                              $.0439
----------------------------------------------------------------------------------------------------------

+ Commencement of operations.

* Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended February 29, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios these amounts (Note 2).

(c) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the number of shares outstanding during the period.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
-------------------------------------------------------------------------------------------
                                                                         For the Period
Per-share                                                Year ended        July 3, 1995+
operating performance                                       Feb. 28          to Feb. 29
-------------------------------------------------------------------------------------------
                                                               1997                1996
-------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                          $11.01               $9.76
-------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------
Net investment income                                           .01(d)               --(d)
-------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                            1.78                1.72
-------------------------------------------------------------------------------------------
Total from
investment operations                                          1.79                1.72
-------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------
From net
investment income                                              (.12)               (.08)
-------------------------------------------------------------------------------------------
From net realized gain
on investments                                                 (.83)               (.39)
-------------------------------------------------------------------------------------------
In excess of net
investment income                                              (.05)                 --
-------------------------------------------------------------------------------------------
Total distributions                                           (1.00)               (.47)
-------------------------------------------------------------------------------------------
Net asset value,
end of period                                                $11.80              $11.01
-------------------------------------------------------------------------------------------
Ratios and supplemental data
-------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                     16.51               17.95*
-------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                              $14,791              $3,901
-------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                      1.77                1.23*
-------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                       .05                 .00*
-------------------------------------------------------------------------------------------
Portfolio Turnover (%)                                        82.07               72.00
-------------------------------------------------------------------------------------------
Average commission
rate paid (c)                                                $.0439
-------------------------------------------------------------------------------------------

+   Commencement of operations.

*   Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended February 29, 1996 and thereafter includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios these amounts (Note 2).

(c) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.

(d) Per share net investment income has been determined on the basis of the number of shares outstanding during the period.




Notes to financial statements
February 28, 1997

Note 1
Significant accounting policies

Putnam Diversified Equity Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation primarily through a diversified portfolio consisting of domestic growth, domestic value and international stocks.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over the counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and foreign denominated assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

These differences include treatment of losses on wash sale transactions, realized and unrealized gains and losses on forward foreign currency contracts, currency gains and losses on foreign bonds, non-taxable dividends, and unrealized gains on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended February 28, 1997, the fund reclassified $2,040,861 to decrease distributions in excess of net investment income and $302,661 to increase paid-in-capital, with a decrease to accumulated net realized gain on investments of $2,343,522. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $98,304. These expenses are being amortized on a straight-line basis over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion, 0.43% of any excess thereafter. Prior to June 20, 1996, Putnam Management was paid at a rate of 0.50% of any amount of the fund's assets over $1.5 billion.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended February 28, 1997, fund expenses were reduced by $160,904 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $980 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.65%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 1.00% and 0.75% of the average net assets attributable to class B and class M shares respectively. The Trustees have approved payment by the fund at an annual rate of 0.50% of the average net assets attributable to class A for shares outstanding as of July 1, 1995 (except for class A shares for which Putnam Mutual Funds is dealer of record) and 0.25% of such average net asset value of shares acquired after that date (including shares acquired through reinvestment of distributions).

For the year ended February 28, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $251,672 and $29,248 from the sale of class A and class M shares, respectively and $252,841 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended February 28, 1997, Putnam Mutual Funds Corp., acting as underwriter received $400 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended February 28, 1997, purchases and sales of investment securities other than short-term investments aggregated $340,376,191 and $254,389,412, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Year ended
                                       February 28, 1997
------------------------------------------------------------
Class A                             Shares            Amount
------------------------------------------------------------
Shares sold                       5,358,027      $62,540,590
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,268,867       14,540,984
------------------------------------------------------------
                                  6,626,894       77,081,574

Shares
repurchased                      (2,734,363)     (31,757,138)
------------------------------------------------------------
Net increase                      3,892,531      $45,324,436
------------------------------------------------------------

                                           Year ended
                                        February 29, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,339,724      $43,452,672
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       527,586        5,444,673
------------------------------------------------------------
                                  4,867,310       48,897,345

Shares
repurchased                      (2,485,011)     (24,993,405)
------------------------------------------------------------
Net increase                      2,382,299      $23,903,940
------------------------------------------------------------

                                           Year ended
                                       February 28, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,764,474      $78,344,350
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,350,363       15,407,635
------------------------------------------------------------
                                  8,114,837       93,751,985

Shares
repurchased                      (2,131,445)     (24,663,610)
------------------------------------------------------------
Net increase                      5,983,392      $69,088,375
------------------------------------------------------------

                                           Year ended
                                       February 29, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,296,911      $63,300,190
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       478,659        4,925,411
------------------------------------------------------------
                                  6,775,570       68,225,601

Shares
repurchased                      (1,673,120)     (16,711,682)
------------------------------------------------------------
Net increase                      5,102,450      $51,513,919
------------------------------------------------------------

                                           Year ended
                                       February 28, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         922,460      $10,783,946
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        83,934          959,329
------------------------------------------------------------
                                  1,006,394       11,743,275

Shares
repurchased                        (107,111)      (1,246,726)
------------------------------------------------------------
Net increase                        899,283      $10,496,549
------------------------------------------------------------

                                          For the period
                                          July 3, 1995
                                        (commencement of
                                          operations) to
                                        February 29, 1996
------------------------------------------------------------
Class M                              Shares          Amount
------------------------------------------------------------
Shares sold                         355,970       $3,752,562
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         8,554           88,276
------------------------------------------------------------
                                    364,524        3,840,838

Shares
repurchased                         (10,343)        (110,185)
------------------------------------------------------------
Net increase                        354,181       $3,730,653
------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $.602 per share (or if different, the amount necessary to offset net capital gain earned by the Fund) for all classes of shares as capital gain dividends for its taxable year ended February 28, 1997.

The fund has designated 30.47% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP


TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike


OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

David L. King
Vice President and Fund Manager

Justin M. Scott
Vice President and Fund Manager

Charles H. Swanberg
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Diversified Equity Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Investmentns
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

32138-522/525/2AF   4/97